Subsequent events (Details Narrative)					12 Months Ended
	Mar. 30, 2026 SGD ($) $ / shares	Nov. 24, 2025 $ / shares shares	Nov. 12, 2025 $ / shares shares	Jul. 31, 2025 SGD ($) shares	Apr. 30, 2025 USD ($) $ / shares	Apr. 30, 2025 SGD ($)	Oct. 31, 2025 $ / shares	Apr. 30, 2024 $ / shares
Subsequent Event [Line Items]
Issuance of shares					$ 193,000	$ 255,195
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value					$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued | shares			900,090
Ordinary shares, par value		$ 0.0001
Subsequent Event [Member] | Common Class A [Member] | 2026 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.0001
Issuance of shares | $	$ 2,741,350
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Share price			$ 3.70
Subsequent Event [Member] | Underwriting Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.0001
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares issued | shares			2,700,000	2,700,000
Public offering price		$ 4.00
Issuance of shares | $				$ 900,900
Proceeds from Issuance Initial Public Offering | $				$ 10,800,000
Subsequent Event [Member] | IPO [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Shares issued | shares			3,600,090
Public offering price			$ 4.00
Subsequent Event [Member] | Over-Allotment Option [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares issued | shares		405,000	405,000